Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
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Basis of preparation

2.1 Basis of preparation

The Group’s annual financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The financial information is presented in pounds sterling (“Sterling”).

Adoption of new accounting policies

2.2 Adoption of new accounting policies

The following policies have been adopted since the start of the period:

a) IFRS 9 Financial Instruments.

In the current period the Group has applied IFRS 9 Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRS. IFRS 9 introduces new requirements for 1) the classification and measurement of financial assets and financial liabilities, 2) impairment for financial assets, 3) general hedge accounting and 4) new accounting for certain modifications and exchanges of financial liabilities measured at amortized cost. The only impact on the Group is in relation to the non-substantial modification of the convertible loan notes, as detailed below. The Group has applied IFRS 9 in full without restating comparatives with an initial date of application of January 1, 2018.

In relation to the non-substantial modification of financial liabilities, IFRS 9 requires the recognition of a modification gain or loss for exchanges or modifications of financial liabilities that do not result in derecognition of the financial liability. As a result, under IFRS 9 the carrying value of the convertible loan notes at the date of modification, as more fully described in Note 18a, was adjusted to recognize the modification gain in the retained earnings as of the date of initial application of IFRS 9 (January 1, 2018).

Interest-bearing loans and borrowings – convertible loan notes

(in £)
At January 1, 2018 calculated under IAS 39	1,977,393
Amounts restated through retained earnings	(123,865)

At January 1, 2018 under IFRS 9	1,853,528

The Group has considered the adoption of IFRS 9 on receivables and determined the expected credit loss to be immaterial, and therefore no adjustment has been made for this.

b) IFRS 15 Revenue from Contracts with Customers

In the current period the Group has adopted IFRS 15 Revenue from Contracts with Customers. The new revenue standard is applicable to all entities and will supersede all current revenue recognition requirements under IFRS. There has been no impact on Group reporting in the period.

c) IFRS 16 Leases

General impact of application of IFRS 16 Leases

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements for both lessors and lessees. IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related Interpretations when it becomes effective for accounting periods beginning on or after January 1, 2019. The date of initial application of IFRS 16 for the Group will be January 1, 2019. The Group has chosen the modified retrospective application of IFRS 16 in accordance with IFRS 16:C5(b). Consequently, the Group will not restate the comparative information. In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17.

Impact of the new definition of a lease

The Group will make use of the practical expedient available on transition to IFRS 16 not to reassess whether a contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to apply to those leases entered or modified before 1 January 2019.

The change in definition of a lease mainly relates to the concept of control. IFRS 16 distinguishes between leases and service contracts on the basis of whether the use of an identified asset is controlled by the customer. Control is considered to exist if the customer has:

•	the right to obtain substantially all of the economic benefits from the use of an identified asset; and

•	the right to direct the use of that asset.

The Group will apply the definition of a lease and related guidance set out in IFRS 16 to all lease contracts entered into or modified on or after January 1, 2019 (whether it is a lessor or a lessee in the lease contract). In preparation for the first-time application of IFRS 16, the Group has carried out an implementation project. The project has shown that the new definition in IFRS 16 will not change significantly the scope of contracts that meet the definition of a lease for the Group.

Impact on lessee accounting

IFRS 16 will change how the Group accounts for leases previously classified as operating leases under IAS 17, which were off-balance sheet.

On initial application of IFRS 16, for all leases (except as noted below), the Group will:

a)	recognize right-of-use assets and lease liabilities in the consolidated statement of financial position, initially measured at the present value of the future lease payments;

b)	recognize depreciation of right-of-use assets and interest on lease liabilities in the consolidated statement of profit or loss;

c)	separate the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within operating activities) in the consolidated cash flow statement.

Lease incentives (e.g. rent-free period) will be recognized as part of the measurement of the right-of-use assets and lease liabilities whereas under IAS 17 they resulted in the recognition of a lease liability incentive, amortized as a reduction of rental expenses on a straight-line basis.

Under IFRS 16, right-of-use assets will be tested for impairment in accordance with IAS 36 Impairment of Assets. This will replace the previous requirement to recognize a provision for onerous lease contracts.

For short-term leases (lease term of 12 months or less) and leases of low-value assets (such as personal computers and office furniture), the Group will opt to recognize a lease expense on a straight-line basis as permitted by IFRS 16.

As at December 31, 2018, the Group had non-cancellable operating lease commitments of £535,665.

The non-cancellable operating lease commitment and the expected lease liability balance to be recognized upon transition differs as a result of IFRS 16’s requirement to include, within the lease term, the non-cancellable period of a lease, together with periods covered by an option to extend, if that option is reasonably certain to be exercised and periods covered by an option to terminate, if that option is reasonably certain to not be exercised.

A preliminary assessment indicates that all of these arrangements relate to leases other than short-term leases and leases of low-value assets, and hence the Group will recognise a right-of-use asset of £2,551,810 and a corresponding lease liability of £2,533,647 in respect of all these leases. The impact on 2019 profit or loss is to decrease other expenses by £1,093,920, to increase depreciation by £696,948 and to increase interest expense by £322,662. Lease liability incentives of £32,090 previously recognized in respect of the operating leases will be derecognized and the amount factored into the measurement of the right-to-use assets and lease liabilities.

The preliminary assessment indicates that £nil of these arrangements relate to short-term leases and leases of low-value assets.

Under IAS 17, all lease payments on operating leases are presented as part of cash flows from operating activities. The impact of the changes under IFRS 16 to the 2019 statement of cash flows would be to reduce the cash used in operating activities by £932,268 and to increase net cash used in financing activities by the same amount.

Going concern

2.3 Going concern

Though the Group continues to make losses, the directors believe it is appropriate to prepare the financial information on the going concern basis. This is because the Group’s research into new products continues to progress according to plan and the funding secured to date, together with the funds that have come into the Group since the year end by way of the completed merger with OncoMed (as described more fully in Note 29) will allow it to meet its liabilities as they fall due for at least 12 months from the date of authorization for the issue of these consolidated financial statements.

Basis of consolidation

2.4 Basis of consolidation

The consolidated financial information comprises the financial statements of Mereo BioPharma Group plc and its subsidiaries as at December 31, 2018. Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated in preparing the consolidated financial statements. Accounting policies of subsidiaries are consistent with the policies adopted by the Group.

The Company has an employee share trust to facilitate share transactions pursuant to employee share schemes. Although the trust is a separate legal entity from the Group, it is consolidated into the Group’s results in accordance with the IFRS 10 rules on special purpose vehicles. The Company is deemed to control the trust principally because the trust cannot operate without the funding the Group provides.

All Group subsidiaries prepare yearly financial information to December 31 consistent with the Company.

Taxes

a) Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, and include R&D tax credits receivable under the HM Revenue and Customs (HMRC) small or medium enterprise (SME) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities, and allows for the surrender of tax losses in exchange for a cash payment from HMRC.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of comprehensive loss.

Income tax credit

The Group benefits from the U.K. R&D tax credit regime whereby a portion of the Group’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision, in the year in which the expenditures were incurred.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured on an undiscounted basis at the tax rates that are expected to apply to the year when the asset is realized, based on tax rates (and tax laws) enacted or substantively enacted at the end of the reporting period.

Foreign currencies

b) Foreign currencies

The functional currency of the Company and its subsidiaries is Sterling. Transactions in foreign currencies are initially recorded by the Group’s entities at the rate ruling on the date the transaction first qualifies for recognition.

Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Gains or losses on the retranslation of foreign currency balances at the year end are recognized in the consolidated statement of comprehensive loss under net foreign exchange gains/(losses).

Property, plant and equipment

c) Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment if the recognition criteria are met. All other repair and maintenance costs are recognized in profit or loss as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•	Leasehold improvements ten years

•	Office equipment five years

•	IT equipment three years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of comprehensive loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases

d) Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the statement of comprehensive loss on a straight-line basis over the period of the lease.

The Group leases its premises (see Note 26). The Company recognizes any lease incentives on a straight-line basis over the entire period of the lease, assuming that any break clauses available will not be exercised. By not exercising any break clauses, the Group receives a 50% rent discount from the landlord for a fixed period of time as described in Note 26.

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is assessed for whether fulfilment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Intangible assets

e) Intangible assets

Intangible assets, relating to intellectual property rights acquired through licensing or assigning patents and know-how, are initially recognized at cost which has been determined as the fair value of the consideration paid and payable. Consideration comprises cash paid together with the net present value of any provision for deferred cash consideration (see Note 2.5p) and the fair value of consideration settled in shares. The fair value of consideration is regularly reviewed based on the probability of achieving the contractual milestones. Where share transfer occurs, the cost is measured at fair value of the shares issued or to be issued in accordance with IFRS 2. Intangible assets are held at cost less accumulated amortization and provision for impairment, if any. Where a finite useful life of the acquired intangible asset cannot be determined or the intangible asset is not yet available for use, the asset is tested annually for impairment by allocating the assets to the cash-generating units to which they relate. Amortization would commence when product candidates underpinned by the intellectual property rights become available for commercial use. No amortization has been charged to date, as the product candidates underpinned by the intellectual property rights are not yet available for commercial use.

Fair value measurement

f) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

g) Impairment of non-financial assets

Further disclosures relating to impairment of non-financial assets are also provided in the following notes:

•	Disclosures for significant assumptions Note 3

•	Property, plant and equipment Note 11

•	Intangible assets not yet available for use Notes 12 and 13

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

Impairment losses are recognized in the statement of comprehensive loss in expense categories consistent with the function of the impaired asset.

An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of comprehensive loss unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase.

Intangible assets not yet available for use are tested for impairment annually as at December 31 at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired. An impairment test was performed at December 31, 2018.

Cash and short-term deposits

h) Cash and short-term deposits

Cash and short-term deposits in the balance sheet comprise cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

Short-term investments	i) Short-term investments Cash on deposit for terms greater than three months are recognized at fair value in the balance sheet.
Provisions

j) Provisions

General

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of comprehensive loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Share-based payments

k) Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity settled transactions).

Incentives in the form of shares are provided to employees under the Share Option Plan. Executive officers are also provided with shares under a deferred bonus share plan (“DBSP Plan”) and a long-term incentive plan (“LTIP Plan”). In accordance with IFRS 2 Share-based Payment (“IFRS 2”), charges for these incentives are expensed through the consolidated statement of comprehensive loss on a straight-line basis over their vesting period, based on the Group’s estimate of shares that will eventually vest. The total amount to be expensed is determined by reference to the fair value of the options or awards at the date they were granted. For LTIP shares, the fair value excludes the impact of any non-market vesting conditions. The fair value of LTIP shares, which have market conditions attached, includes an adjustment based on the probability of the shares vesting at the end of the vesting period.

Under the 2015 Plan, options were historically awarded to employees, NEDs and certain consultants. Share options awarded to non-employees under the 2015 Plan are accounted for as options awarded to employees as the value of non-employee services could be readily determined.

In accordance with IFRS 2, the cancellation of share options is accounted for as an acceleration of the vesting period and therefore any amount unrecognized that would otherwise have been charged in future accounting periods is recognized immediately. When options are forfeited, the accounting expense for any unvested awards is reversed.

Purchases, where consideration is satisfied by issuing equity shares is accounted for as equity settled share-based payment transactions in accordance with IFRS 2. Fair value is determined by the share price at the date of purchase.

Costs of issuing capital

l) Costs of issuing capital

The Group deducts directly attributable costs of issuing capital from the proceeds in accordance with IAS 39 Financial Instruments: Recognition and Measurement. Incremental costs incurred and directly attributable to the offering of equity securities are deducted from the related proceeds of the offering. The net amount is recorded as share premium in the period when such shares are issued. Where such expenses are incurred prior to the offering they are recorded in prepayments until the offering completes. Other costs incurred in such offerings are expensed as incurred and included in general and administrative expenses.

Convertible loan instrument

m) Convertible loan instrument

Convertible loan notes are regarded as compound instruments consisting of a liability component and an equity component. At the date of issue the fair value of the liability component is estimated using a discount rate for an equivalent liability without the conversion feature. The difference between the proceeds of issue of the convertible loan note and the fair value assigned to the liability component, representing the embedded option to convert the liability into equity of the Group, is included in equity.

An exchange between an existing borrower and lender of debt instruments with substantially different terms are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability as per IAS 39 and IFRS 9. Similarly, a substantial modification of the terms of an existing financial liability, or a part of it (whether or not due to the financial difficulty of the debtor) should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

In line with IAS 39 the terms of exchanged or modified debt are regarded as substantially different if the net present value of the cash flows under the new terms (including any fees paid net of any fees received) discounted at the original effective interest rate is at least 10% different from the discounted present value of the remaining cash flows of the original debt instrument. Where such modifications are less than 10% different, the effective interest rate is adjusted to take account of the new terms.

Employee Benefit Trust

n) Employee Benefit Trust

The Group operates an Employee Benefit Trust (EBT): Mereo BioPharma Group plc Employee Benefit Trust.

The EBT has been established to fulfil awards made under the Deferred Bonus Share Plan and the Long Term Incentive Plan. The EBT is a Jersey-based trust which is funded by a loan from the Company, which it will utilize to buy shares at nominal value from the Company in sufficient quantity to fulfil the envisaged awards. The EBT will acquire shares in the Company and these will be deducted from the shareholders’ funds on the consolidated balance sheet at the cost of acquisition less proceeds on disposal.

In compliance with IAS 32 Financial Instruments: Presentation Group, shares held by the EBT are included in the consolidated balance sheet as a reduction in equity. Gains and losses on Group shares are recognized directly in equity.

The Group consolidated accounts treat the EBT as an extension of the Group and the Company as it is controlled and therefore consolidated.

Research and development

o) Research and development

Expenditure on product development is capitalized as an intangible asset and amortized over the expected useful economic life of the product candidate concerned. Capitalization commences from the point at which technical feasibility and commercial viability of the product candidate can be demonstrated and the Group is satisfied that it is probable that future economic benefits will result from the product candidate once completed. Capitalization ceases when the product candidate receives regulatory approval for launch. No such costs have been capitalized to date.

Expenditure on R&D activities that do not meet the above criteria, including ongoing costs associated with acquired intellectual property rights and intellectual property rights generated internally by the Group, is charged to the statement of comprehensive loss as incurred. Intellectual property and in-process research and development from asset acquisitions are recognized as intangible assets at cost.

Provision for deferred cash consideration

p) Provision for deferred cash consideration

Provision for deferred cash consideration consists of future payments which are contractually committed but not yet certain. In respect of products which are not yet approved, such deferred cash consideration excludes potential milestones, royalties or other payments that are deemed to be so uncertain as to be unquantifiable. Deferred cash consideration is recognized as a liability with the amounts calculated as the risk adjusted net present value of anticipated deferred payments.

The provision is reviewed at each balance sheet date and adjusted based on the likelihood of contractual milestones being achieved and therefore the deferred payment being settled. Increases in the provision relating to changes in the probability are recognized as an intangible asset. Increases in the provision relating to the unwinding of the time value of money are recognized as a finance expense.

Bank loan and associated warrants

q) Bank loan and associated warrants

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. The EIR amortization is included as a finance charge in the statement of comprehensive loss. This category applies to interest-bearing borrowings, trade and other payables.

As the terms of the warrant instrument allow for a cashless exercise, in line with IAS 32 the associated warrants are measured at fair value with changes recorded through the statement of comprehensive loss (see Note 20).

An exchange between an existing borrower and lender of debt instruments with substantially different terms are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability as per IAS 39 and IFRS 9. Similarly, a substantial modification of the terms of an existing financial liability, or a part of it, (whether or not due to the financial difficulty of the debtor) should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

In line with IAS 39 the terms of exchanged or modified debt are regarded as substantially different if the net present value of the cash flows under the new terms (including any fees paid net of any fees received) discounted at the original effective interest rate is at least 10% different from the discounted present value of the remaining cash flows of the original debt instrument. Where such modifications are less than 10% different, the effective interest rate is adjusted to take account of the new terms.

The Alpha-1 Project (TAP) funding agreement and associated warrants

r) The Alpha-1 Project (TAP) funding agreement and associated warrants

The agreement is regarded as a compound instrument which includes both debt and equity components. As per IAS 32:31 the liability is measured first at fair value and the residual value allocated to the equity component. The difference between the funding payment amount received and the measurement of the liability will be allocated to the warrants and recognized in equity. The value of warrants in equity will not be subsequently re-measured, as the warrants will be settled by providing a fixed number of shares for a fixed amount of cash.